Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ 18,764	$ 7,371
Biological assets	(78,000)	(49,249)
Inventory	99,068	57,700
Prepaid and other current assets	2,675	2,277
Accounts payable and accrued liabilities	3,634	(28,294)
Income taxes payable	331	13
Deferred revenue	(319)	214
Provisions	2,213	(556)
Other current liabilities	1,584	10,921
Changes in operating assets and liabilities	$ 49,950	$ 397